Convertible Debt (Details) (USD $)	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Convertible Debt Details
Convertible debt outstanding, net of debt discount of $0 on March 31, 2013	$ 20,727		$ 6,790
Add: convertible debt transferred from related party to third party with accrued interest, net of debt discount of $15,120
Convertible debts outstanding, net of debt discount of $15,120 on March 31, 2012		4,612
Add: reclassification from related-party convertible debt	18,900
Add: Issuance of convertible debts, net of debt discount of $11,500
Add: Assignment from Nancy Louise Jones, net of debt discount of $60,562
Add: Reclassification of Asher $16,000 debt dated November 2, 2012 from nonconvertible debt to convertible debt, net of debt discount of $7,362	8,638
Add: Reclassification of Asher $32,000 debt dated January 30, 2013 from nonconvertible debt to convertible debt, net of debt discount of $32,000
Add: Amortization of debt discount	107,183
Less: principal converted into common stock	(114,957)	(2,178)
Convertible debt outstanding, net of debt discount of $4,741	$ 21,591